Accounting Principles - Summary of Presentation Currency of the Financial Statements (Parenthetical) (Detail)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of number of shares outstanding [Abstract]
Closing daily reference exchange rate	0.94867	0.91852	0.82365